Annual Operating Expenses {- Index 500 Portfolio} - 02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-11 - Index 500 Portfolio	Apr. 30, 2022
VIP Index 500 Portfolio-Initial VIP
Operating Expenses:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.055%
Total annual operating expenses	0.10%
VIP Index 500 Portfolio-Service VIP
Operating Expenses:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.055%
Total annual operating expenses	0.20%
VIP Index 500 Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.045%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.055%
Total annual operating expenses	0.35%